Net Sales by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales:
Sales revenue goods net	$ 292,852	$ 307,951	$ 278,263	$ 279,902	$ 247,511	$ 290,182	$ 270,407	$ 278,289	$ 248,651	$ 571,758	$ 527,413	$ 1,113,627	$ 1,087,529	$ 1,020,784
United States
Net sales:
Sales revenue goods net	212,775			204,352						416,616	379,707	817,332	762,214	721,690
Other Europe, Middle East, and Africa
Net sales:
Sales revenue goods net	38,057			35,863						74,516	69,557	141,638	156,339	139,252
Germany
Net sales:
Sales revenue goods net	21,960			20,838						42,963	41,872	80,982	91,754	88,236
Australia And Asia Pacific
Net sales:
Sales revenue goods net	11,400			10,500						21,402	20,391	40,717	39,990	35,025
Canada
Net sales:
Sales revenue goods net	6,697			6,381						12,434	11,733	23,966	26,481	27,035
Latin America
Net sales:
Sales revenue goods net	$ 1,963			$ 1,968						$ 3,827	$ 4,153	$ 8,992	$ 10,751	$ 9,546